SHARE-BASED COMPENSATION (Details 1) - USD ($)										12 Months Ended
		Jul. 01, 2016	Sep. 01, 2015		Sep. 29, 2014	Apr. 18, 2014		Mar. 15, 2013		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value										$ 0	$ 1,547,655	$ 618,971
Closing Price Per Share of American Depositary Shares										$ 3.76
Closing Price Per Share of Ordinary Shares										$ 0.21
Operating expense [Member] | Continuing operations [Member]
Other disclosures
Share-based compensation										$ 1,097,543	0	4,190,449
Operating expense [Member] | Discontinued operations [Member]
Other disclosures
Share-based compensation										$ 0	$ 7,176,600	$ 1,571,935
2011 Plan [Member]
Number of share options
Outstanding at beginning of year										31,303,540	39,249,022
Granted										32,028,700
Forfeited and expired											(1,079,202)
Exercised										(2,294,208)	(6,866,280)
Outstanding at end of year										61,038,032	31,303,540	39,249,022
Vested and expect to vest at end of year										61,038,032
Exercisable at end of year										29,009,332
Weighted average exercise price
Outstanding at beginning of year										$ 0.08	$ 0.07
Granted										0.20
Forfeited and expired											0.02
Exercised										0.02	0.02
Outstanding at end of year										0.15	0.08	$ 0.07
Vested and expect to vest at end of year										0.15
Exercisable at end of year										0.09
Weighted average grant date fair value
Outstanding at beginning of year										0.26	0.11
Granted										0.10
Forfeited and expired											0.08
Exercised										0.10	0.08
Outstanding at end of year										0.18	$ 0.26	$ 0.11
Vested and expect to vest at end of year										0.18
Exercisable at end of year										$ 0.27
Weighted average remaining contractual life
Outstanding at end of year										5 years 7 months 13 days	1 year 4 months 2 days	2 years 6 months 4 days
Vested and expect to vest at end of year										5 years 7 months 13 days
Exercisable at end of year										8 months 1 day
Aggregate intrinsic value
Outstanding										$ 3,844,310	$ 1,734,975	$ 3,512,311
Vested and expect to vest at end of year										3,844,310
Exercisable										$ 3,559,610
Other disclosures
Share-based compensation due to modification											7,503,976
Fair value assumptions
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized											$ 327,376
2011 Plan [Member] | Share Based Compensation Award Tranche One [Member]
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										6 months
2011 Plan [Member] | Share Based Compensation Award Tranche Two [Member]
Fair value assumptions
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years 6 months
2011 Plan [Member] | Options [Member]
Number of share options
Outstanding at end of year		0.20
Other disclosures
Unvested options			3,312,618
Fair value assumptions
Expected volatility	[1]	54.80%				58.00%		65.00%
Risk-free interest rate	[2]	1.46%				1.80%		0.90%
Expected dividend yield				[3]			[3]		[3]
Exercise price	[4]	$ 0.20				$ 0.01		$ 0.2
Fair value of the underlying ordinary shares	[5]	$ 0.20	$ 0.38			$ 0.059		$ 0.0611
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options										$ 3,521,232
2011 Plan [Member] | Options [Member] | Minimum [Member]
Fair value assumptions
Expected volatility	[1]		60.30%
Risk-free interest rate	[2]		0.47%
Exercise price	[4]		$ 0.01
2011 Plan [Member] | Options [Member] | Maximum [Member]
Fair value assumptions
Expected volatility	[1]		65.10%
Risk-free interest rate	[2]		0.88%
Exercise price	[4]		$ 0.20
2011 Plan [Member] | Board of Directors and Executives [Member] | Ordinary shares [Member]
Other disclosures
Shares transferred by main shareholder					30,372,540
Fair value					$ 0.138
Share-based compensation					$ 4,190,449

[1]	The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.
[2]	Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.
[3]	The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.
[4]	The exercise price of the options was determined by the Group’s Board of Directors.
[5]	The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.